Other financial assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Reclassification adjustments on impairment of available-for-sale financial investments	$ 2,059	$ 1,102